Consolidated Balance Sheet - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 11,362,000	$ 16,848,000
Restricted cash, current	276,000	276,000
Accounts receivable, net	2,327,000	937,000
Inventory, net	4,817,000	2,468,000
Prepaid expenses	900,000	967,000
Prepaid expenses and other current assets	2,441,000	967,000
Total Current Assets	21,223,000	21,496,000
Property and equipment, net	9,731,000	10,533,000
Operating lease, right-of-use assets	11,071,000	6,549,000
Restricted cash, non-current	1,004,000	1,281,000
Other non-currentassets	3,385,000
Total Assets	46,414,000	39,859,000
Current liabilities
Accounts payable	6,894,000	3,298,000
Accrued and other current liabilities	4,121,000	5,723,000
Short-term debt	7,130,000
Operating lease liability, current portion	2,772,000	1,924,000
Convertible notes, current portion (at December 31, 2019 related party $8,000)		29,420,000
Total Current Liabilities	20,917,000	40,365,000
Long-term debt		9,729,000
Convertible notes, non-current (at December 31, 2019 related party $3,750)		42,696,000
Operating lease liability, long-term portion	11,908,000	7,318,000
Redeemable convertible preferred stock warrant liability	49,293,000
Other non-currentliabilities	978,000	54,000
Total Liabilities	83,096,000	100,162,000
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock, $0.00001 par value per share; 6,287,978 and 186,879,326 shares authorized at December 31, 2019 and 2020; 6,234,955 and 125,762,535 shares issued and outstanding at December 31, 2019 and 2020, respectively (aggregate liquidation preference of $40,272 and $41,791 at December 31, 2019 and 2020, respectively)	39,225,000	40,016,000
Shareholders' Equity
Common stock
Additional paid-incapital	133,468,000	2,320,000
Notes receivable from stockholders		(44,000)
Accumulated deficit	(209,375,000)	(102,595,000)
Total Shareholders' Equity	(75,907,000)	(100,319,000)
Total Liabilities and Shareholders' Equity	46,414,000	$ 39,859,000
Colonnade Acquisition Corp.
Current Assets
Cash and cash equivalents	697,957
Prepaid expenses	314,138
Total Current Assets	1,012,095
Cash and marketable securities held in Trust Account	200,061,054
Total Assets	201,073,149
Current liabilities
Accrued expenses	2,348,246
Accrued offering costs	100
Total Current Liabilities	2,348,346
Deferred underwriting fee payable	7,000,000
Total Liabilities	9,348,346
Commitments and contingencies (Note 9)
Class A ordinary shares subject to possible redemption, 18,666,781 shares at redemption value	186,724,794
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-incapital	7,701,942
Accumulated deficit	(2,702,566)
Total Shareholders' Equity	5,000,009
Total Liabilities and Shareholders' Equity	201,073,149
Colonnade Acquisition Corp. | Class A Ordinary Shares [Member]
Shareholders' Equity
Common stock	133
Total Shareholders' Equity	133
Colonnade Acquisition Corp. | Class B Ordinary Shares [Member]
Shareholders' Equity
Common stock	500
Total Shareholders' Equity	$ 500